Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

(a) Basis of presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation

(b) Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company balances and transactions are eliminated upon consolidation.

Use of estimates and assumptions

(c) Use of estimates and assumptions

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosure of contingent assets and liabilities at the balance sheet dates, and the reported revenues and expenses during the reporting periods and disclosed in the consolidated financial statements and accompanying notes.

Significant accounting estimates reflected in the Company’s consolidated financial statements include lower of cost and net realizable value of inventory, recoverability of receivables, valuation of deferred tax assets, and assessment for impairment of long-lived assets, useful lives and residual values of long-lived assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements. Changes in estimates are recognized in the period of change and future periods, as per ASC 250.

Foreign currency translation

(d) Foreign currency translation

The Company’s principal country of operations is the R.O.C. The financial position and results of its operations are determined using New Taiwan Dollars (NT$), the local currency, as the functional currency. The functional currency of the Company and Semilux Ltd is U.S. dollars (“US$”), while the functional currency of TCO is New Taiwan Dollars (NT$) as determined based on the criteria of ASC 830, “Foreign Currency Matters”. In preparing the consolidated financial statements, the Company uses NT$ as its reporting currency. The operating results and financial positions of each consolidated entity are translated into NT$.

In preparing the financial statements of each individual consolidated entity, transactions in currencies other than the entity’s functional currency (foreign currencies) are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Such exchange differences are recognized in profit or loss in the year in which they arise. Non-monetary items measured at fair value that are denominated in foreign currencies are retranslated at the rates prevailing at the date when the fair value was determined. Exchange differences arising on the retranslation of non-monetary items are included in profit or loss for the year except for exchange differences arising on the retranslation of non-monetary items in respect of which gains and losses are recognized directly in other comprehensive income, in which case, the exchange differences are also recognized directly in other comprehensive income. Non-monetary items that are measured in terms of historical cost in foreign currencies are not retranslated.

For the purposes of presenting consolidated financial statements, both the assets and liabilities and the income and expense items of the Company’s foreign operations are translated into NT$ using exchange rates prevailing at the end of each reporting period. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity (attributed to non-controlling interests as appropriate).

Convenience translation

(e) Convenience translation

The Company maintains its accounts and expresses its consolidated financial statements in NT$, which is the Company’s functional currency. For convenience only, U.S. dollar amounts presented in the accompanying consolidated financial statements have been translated from New Taiwan dollars at the exchange rate as set forth in the statistical release of the Federal Reserve Board of the Unites States, which was NT$32.79 to US$1.00 as of December 31, 2024. The convenience translations should not be construed as representations that the New Taiwan dollar amounts have been, could have been, or could in the future be, converted into U.S. dollars at this or any other rate of exchange.

Cash and cash equivalents

(f) Cash and cash equivalents

Cash equivalents, for the purpose of meeting short-term cash commitments, consist of highly liquid time deposits and investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Restricted cash

(g) Restricted cash

Cash that are restricted as to withdrawal for use or pledged as security is reported separately as restricted cash, and that are restricted as to withdrawal or use for other than current operations is classified as non-current. The restricted cash mainly consists of time deposits that secure the Group’s short-term borrowings. The amount as of December 31, 2023 and 2024 represented time deposits placed in Chuang Hwa Bank and First Commercial Bank as collateral for obtaining short-term loans from these banks (Note 10). The maturity date of the restricted time deposit with an interest rate of 0.72% is February 5, 2025.

Accounts receivable, net

(h) Accounts receivable, net

Accounts receivables are recognized in the period when the Company has delivered goods to its customers and when its right to consideration is unconditional. The Company adopted ASU 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326” and embodies the Current Expected Credit Loss (“CECL”) model) on January 1, 2023 using the modified retrospective transition approach. ASC 326 introduces an approach based on expected losses to estimate the allowance for credit losses, which replaces the previous incurred loss impairment model. The adoption of the new standard did not have a material effect on the Company’s consolidated financial statements. The Company’s estimation of allowance for credit losses, under the CECL model, considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible.

The Company evaluates its accounts receivable for expected credit losses on a regular basis. The Company maintains an estimated allowance for credit losses, determined using the CECL model, to reduce its accounts receivable to the amount that it believes will be collected. The Company considers factors in assessing the collectability of its receivables, such as the age of the amounts due, the customer’s payment history, credit-worthiness and other specific circumstances related to the accounts. The Company adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Company also makes specific allowance in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Prepayment and other current assets

(i) Prepayment and other current assets

Prepayment and other assets represent amounts that the Company has paid in advance of receiving benefits or services. Prepayment and other assets include amounts for prepayments to suppliers, prepaid expenses and prepaid insurance premiums and are recognized as an expense over the general contractual period.

Inventories

(j) Inventories

Inventories, net are stated at the lower of cost or estimated net realizable value. Costs are computed under the standard cost method, which approximates actual costs determined on the weighted-average basis. The Company records inventory write-downs as cost of revenue for excess or obsolete inventories based upon assumptions on current and future demand forecasts. If the inventory on hand is in excess of future demand forecast, the excess amounts are written off. The Company also reviews inventory to determine whether its carrying value exceeds the net amount realizable upon the ultimate sale of the inventory. This requires the determination of the estimated selling price of the inventory less the estimated cost to convert inventory on hand into a finished product. Once inventory is written-down, a new, lower-cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis. The inventory impairment was NT$13,092, NT$21,621 and NT$43,899 for the years ended December 31, 2022, 2023 and 2024, respectively.

Fair value measurement

(k) Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.
●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amount of cash and cash equivalents, restricted cash, prepayments and other current assets, short-term borrowings, accounts payables, other payables and other liabilities approximates fair value because of their short-term nature.  For short-term borrowings when fair value is approximated using discounted cash flows, the fair value is measured by discounting future cash flows at current market interest rates. For leases, when fair value is approximated using discounted cash flows, the valuation is performed by weighted average loan interest rate of the Company.

Accounting guidance also describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Property and equipment, net

(l) Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated on a straight-line basis over the estimated useful lives and estimated residual values of the related assets. The estimated useful lives of these assets are generally as follows:

Category	Estimated useful life
Machinery equipment	3 – 8 years
Other equipment	3 – 8 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property and equipment are capitalized as additions to the related assets. Gains and losses from the disposal of property and equipment are the differences between the net sales proceeds and the carrying amounts of the relevant assets and are recognized in the consolidated statements of operations and comprehensive (loss)/ income.

Depreciation is recorded starting at the time when assets are ready for the intended use.

Leases

(m) Leases

For a contract that contains a lease component and non-lease component, the Company may elect to account for the lease and non-lease components as a single lease component.

The Company as lessee

The Company accounts for its lease under ASC 842 Leases, and identifies lease as a contract, or part of a contract, that conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. For all operating leases except for short-term leases, the Company recognizes operating right-of-use assets and lease liabilities. Leases with an initial term of 12 months or less are short-term lease and not recognized as right-of-use assets and lease liabilities on the consolidated balance sheet.

Right-of-use (“ROU”) assets represent the Company’s right to use underlying assets including vehicles and production equipment for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Company assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Company recognizes lease expenses on a straight-line basis over the lease term.

The right-of-use of assets is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received. For operating lease, lease expense is recorded on a straight-line basis over the lease term. The amortization of the right-of-use asset is calculated as the difference between the straight-line lease expense and the interest calculated on the lease liability.

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Company is reasonably certain to exercise. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Company assessment of option purchases, contract extensions or termination options.

Deferred offering costs

(n) Deferred offering costs

Deferred offering costs consist of legal, accounting, underwriting fees and other costs incurred through the balance sheet date that are directly related to the reverse recapitalization among Chenghe Acquisition Co., Semilux International Ltd., SEMILUX LTD., and TCO INC. These costs, together with the underwriting discounts and commissions, will be charged to temporary equity and permanent equity upon completion of the proposed public offering. Should the proposed public offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. Upon the completion of reverse recapitalization, the deferred offering costs was charged to additional paid-in capital.

Impairment of long-lived assets

(o) Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will affect the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for the years ended December 31, 2022, 2023 and 2024.

Borrowings

(p) Borrowings

Borrowings comprise long-term and short-term bank borrowings. Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds net of transaction costs and the redemption value is recognized in profit or loss over the period of the borrowings using the effective interest method.

Revenue recognition

(q) Revenue recognition

Revenue is recognized based on the requirements of ASC Topic 606 when control of the promised goods or services is transferred to the customers in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those goods or services. Revenue is recognized when the following five-step revenue recognition criteria are met:

1)	Identify the contract with a customer
2)	Identify the performance obligations in the contract
3)	Determine the transaction price
4)	Allocate the transaction price
5)	Recognize revenue when or as the entity satisfies a performance obligation

The following table identifies the disaggregation of the Company’s revenue for the years ended December 31, 2022, 2023 and 2024:

	For the years ended December 31,
	2022		2023		2024
Sale of artificial intelligence product	NT$	-	NT$	-	NT$	79,222
Sales of optical components				-		22,051
Sales of laser module		-		-		13,013
Sales of Quantum Dot Light Emitting Diode (“QLED”)		-		-		5,942
Sale of laser diode modules and related components		97,587		32,684		-
Others		4,851		156		-
Total	NT$	102,438	NT$	32,840	NT$	120,228
	For the years ended December 31,
	2022		2023		2024
Taiwan	NT$	10,006	NT$	1,659	NT$	48,081
Mainland China		75,246		20,515		33,495
Malaysia		-		-		22,381
Germany		14,926		7,488		7,377
Others		2,260		3,178		8,895
Total	NT$	102,438	NT$	32,840	NT$	120,228

The Company’s historical core operations centered on the manufacturing and sale of laser diode modules and related components. For the year ended December 31, 2024, the Company has increased a new product line, sales of artificial intelligence product. Currently the Company mainly engages in the manufacturing and sale of artificial intelligence system integration, optical components, laser module and QLED. The Company has only one performance obligation to provide the promised products as a principal. The consideration is fixed and the revenue is recognized at a point in time when the Company satisfies the performance obligation by delivering to the customers and accepted by the customer. In addition, no variable considerations, financing components, noncash payments and payment to customers noted in the contracts with Customers.

Contract balance

The Company classifies its right to consideration in exchange for goods transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Company recognizes accounts receivable in its consolidated balance sheets when it performs a service in advance of receiving consideration and has the unconditional right to receive consideration, which is not contingent on future performance. A contract asset is recorded when the Company has transferred services to the customer before payment is received or is due, and the Company’s right to consideration is conditional on future performance or other factors in the contract. As of December 31, 2023 and 2024, the Company had nil contract assets, respectively.

Contract liabilities are recognized if the Company receives consideration prior to satisfying the performance obligations, which was included in other current liabilities on the consolidated balance sheets. Contract liabilities were both nil as of December 31, 2023 and 2024, therefore, no revenues is recognized or expected to be recognized in the following twelve months. .

Cost of revenue	(r) Cost of revenue Cost of revenue consists primarily of cost of products, labor cost, depreciation, maintenance, and other overhead expenses.
Research and development expenses

(s) Research and development expenses

Research and development costs include personnel-related expenses associated with the Company’s engineering personnel responsible for the design, development and testing of its products. Such costs related to product development are included in research and development expense until the technological feasibility is reached, which is generally shortly before the products are released to production. Research and development costs are charged to the consolidated statements of operations as incurred.

Taxation

(t) Taxation

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The Company offset deferred tax assets and liabilities within a jurisdiction.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of (loss) income for the years ended December 31, 2022, 2023 and 2024, respectively.

The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Government subsidies

(u) Government subsidies

Government subsidies are recognized as other income when received and all the conditions for their receipt have been met. The government subsidies were paid by cash and have no defined rules and regulations to govern the criteria necessary for the Company to enjoy the benefits.

(Loss) income per share

(v) (Loss) income per share

The Company computes basic (loss)/income per share in accordance with ASC Topic 260, “Earnings per Share” by dividing the net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive.

Segment reporting

(w) Segment reporting

ASC 280, “Segment Reporting”, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Based on the criteria established by ASC 280, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. As a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for internal reporting.

Recently issued accounting pronouncements

(x) Recently issued accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In October 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows — Overall, 250-10 Accounting Changes and Error Corrections — Overall, 260-10 Earnings Per Share — Overall, 270-10 Interim Reporting — Overall, 440-10 Commitments — Overall, 470-10 Debt — Overall, 505-10 Equity — Overall, 815-10 Derivatives and Hedging — Overall, 860-30 Transfers and Servicing —Secured Borrowing and Collateral, 932-235 Extractive Activities — Oil and Gas — Notes to Financial Statements, 946-20 Financial Services — Investment Companies — Investment Company Activities, and 974-10 Real Estate — Real Estate Investment Trusts — Overall. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal. The Company is in the process of evaluating the effect of the adoption of this ASU.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which includes amendments that further enhance income tax disclosures, primarily through standardization and disaggregation of rate reconciliation categories and income taxes paid by jurisdiction. The amendments are effective for the Company’s annual periods beginning January 1, 2025, with early adoption permitted, and should be applied either prospectively or retrospectively. The Company is currently evaluating the impact of the adoption of this standard to determine its impact on the Company’s disclosures.

In November 2024, the FASB issued Accounting Standards Update (“ASU”) 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”) which requires detailed disclosures in the notes to financial statements disaggregating specific expense categories and certain other disclosures to provide enhanced transparency into the nature and function of expenses. The FASB further clarified the effective date in January 2025 with the issuance of ASU 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The requirements should be applied on a prospective basis while retrospective application is permitted. The Company does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its consolidated financial statements.

In January 2025, the U.S. Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 122 to rescind the interpretive guidance included in Section FF of Topic 5 of the Staff Accounting Bulletin Series titled “Accounting for Obligations to Safeguard Crypto-Assets an Entity Holds for its Platform Users” (Topic 5.FF) . In March 2025, the FASB issued Accounting Standards Update (ASU) 2025-02—Liabilities (405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No.122. The amended paragraph requires entities that have an obligation to safeguard crypto-assets for others to determine whether to recognize a liability related to the risk of loss under such an obligation and, if so, the measurement of such a liability by applying the recognition and measurement requirements for liabilities arising from contingencies under ASC 450-20 or IAS 37. Entities should apply the amendments on a fully retrospective basis in annual periods beginning after December 15, 2024. Entities may also choose to apply the amendments in any earlier interim or annual financial statement period included in filings with the Commission after January 30, 2025 (the effective date of SAB 122). The Company does not expect that this guidance will have a material impact on its consolidated financial statements.

On July 2025, the FASB issued ASU 2025-05, which amends ASC 326-20 to provide a practical expedient (for all entities) and an accounting policy election (for all entities, other than public business entities, that elect the practical expedient) related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. The Board developed the new guidance in conjunction with the Private Company Council to address concerns from stakeholders that estimating expected credit losses can be costly and complex for such transactions. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. Entities should apply the new guidance prospectively. The Company expects the adoption on this ASU will not have a material effect on the Company's combined financial statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated financial position, statements of operations and comprehensive income and cash flows.